LONG-TERM INVESTMENTS	12 Months Ended
Sep. 30, 2017
LONG-TERM INVESTMENTS
11.	LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of September 30,
	2016	2017
	US$	US$
Cost method investments:
Amdon Consulting Pte Ltd. (“Amdon”) (a)	658	1,308
Beijing Ruida Chengtai Education Technology Co., Ltd. (“Beijing Ruida”) (b)	—	32,089
Hangzhou Wanting Technology Co., Ltd. (“Hangzhou Wanting”) (c)	—	4,986
Equity method investment:
Mayi White-Collar Investment Management Co., Ltd. (“Mayi Investment Management”) (d)	1,784	951
Available-for-sale securities investments:
Beijing Piyingke Technology Co., Ltd. (“Piyingke”) (e)	—	2,548
Other available-for-sale investments (f)	637	1,749

Total	3,079	43,631

(a)	In May 2016, the Group invested Singapore Dollar (“S$”) 0.9 million (US$654) in preferred shares representing 8.18% interest in Amdon, a Singapore based e-learning solution provider. In November 2016, the Group invested S$0.9 million (US$654) for an additional 6.82% equity interest in Amdon. As a result, the Group held 15%, in aggregate, equity interest in Amdon. The Group applied the cost method to account for the investment due to the lack of ability to exercise significant influence.

(b)	In June 2017, the Group invested RMB192 million (US$28,858) in preferred shares representing 40% interest in Beijing Ruida, a leading provider of exam preparation services in China’s National Judicial Examination. The investment was classified as a cost method investment as the Group determined that the preferred shares were not in-substance common share due to certain liquidation preferences.

The investment agreement between the Group and Beijing Ruida includes a call option and certain contingent considerations. Under the call option, the Group has the option to further increase its equity interest in Beijing Ruida up to 60% before April 2019 if certain pre-agreed conditions are met. In addition, the Group is also subject to certain contingent consideration to Beijing Ruida if certain pre-agreed conditions are met. With the assistance of an independent appraiser, the Company estimated the fair value of the call option and the contingent consideration payable to approximate RMB10.5 million (US$1,580) and RMB21.5 million (US$3,231), respectively. The call option is recorded as part of the investment. The Company recorded the contingent consideration payable at fair value in accrued expenses and other liabilities.

(c)	In January, August and September 2017, the Group invested an aggregated of RMB33.2 million (US$4,986) in exchange for preferred shares representing 20.72% equity interest in Hangzhou Wanting, a company listed on the New Third Board in China. Hangzhou Wanting offers comprehensive simulation-based learning platform to college students to master critical engineering and construction skills. The investment was classified as a cost method investment as the Group determined that the preferred shares were not in-substance common share due to certain liquidation preferences.

In December 2017, the Group further entered into a share transfer agreement with certain shareholders of Hangzhou Wanting, to purchase an additional 10% equity interest in Hangzhou Wanting at the consideration of RMB16.0 million (US$2,405).

(d)	In November 2015, the Group invested RMB12.5 million (US$1,875) cash in exchange for a 12.5% equity interest in Mayi Investment Management, a peer-to-peer (“P2P”) and person-to-business (“P2B”) integrated network lending platform. The Group applies equity method to account for the investment, because the Group has the ability to exercise significant influence but does not have control over the investee. The Group picked up share in net loss of US$91 and US$153 from Mayi Investment Management for the year ended September 30, 2016 and 2017.

(e)	On December 4, 2016, the Group invested RMB16.96 million (US$2,548) in exchange for a 19.5% equity interest of Piyingke Technology, an internet animation cloud engine technology provider. The investment was classified as available-for-sale security as the Group determined that the shares were debt securities in nature due to the redemption option available to the investors and measured the investment subsequently at fair value. Unrealized holding gain of nil was reported in other comprehensive income for the year ended September 30, 2017.
(f)	As to the other investments, they represent several insignificant investments classified as available-for-sale investments as of September 30, 2016 and 2017. Unrealized holding gain of US$173 was reported in other comprehensive income for the year ended September 30, 2017.